Critical Accounting Estimates And Assumptions	6 Months Ended
Jun. 30, 2020
Critical Accounting Estimates And Assumptions [Abstract]
Critical Accounting Estimates And Assumptions

3.      CRITICAL ACCOUNTING ESTIMATES AND ASSUMPTIONS

The preparation of the unaudited interim condensed consolidated financial statements requires Management to make judgements, certain assumptions and estimates based on experience and other factors considered relevant, which affect the value of assets and liabilities and may present results that differ from actual results. The effects resulting from accounting estimate revisions are recognized when the revision takes place.

There were no significant changes in the estimates and assumptions employed upon preparing the unaudited interim condensed consolidated financial statements for the six months ended June 30, 2020, or in the estimation methods used, in relation to the ones disclose in Note 3 of the Company’s consolidated financial statements for the year ended on December 31, 2019, except for the fair value estimates related to the fair value of assets and liabilities in the accounting of the business combination of Avon (See Note 4) and assessment of the potential impacts of Covid-19 (See Note 5.3).